SCHEDULE OF REVENUE AND LONG-LIVED ASSETS, BY GEOGRAPHICAL LOCATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,286,431	$ 5,918,215	$ 24,734,759	$ 10,172,379
Long-Lived Assets	9,817,118		10,426,602
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,286,431		13,131,787
Long-Lived Assets	$ 9,817,118		10,426,602
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			11,602,972
Long-Lived Assets